Schedule of Investments(a)
September 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–75.72%
Aerospace & Defense–1.71%
AeroVironment, Inc., Conv., 0.00%, 07/15/2030(b)	$6,000,000	$7,449,000
Rocket Lab USA, Inc., Conv., 4.25%, 02/01/2029(c)	250,000	2,341,235
TransDigm, Inc., 6.38%, 03/01/2029(c)	3,000,000	3,070,953
		12,861,188
Alternative Carriers–0.87%
AST SpaceMobile, Inc., Conv., 2.38%, 10/15/2032(c)	6,250,000	6,509,375
Apparel Retail–0.72%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027	4,005,000	5,412,757
Application Software–8.19%
Cipher Mining, Inc., Conv., 0.00%, 10/01/2029(b)(c)(d)	4,000,000	4,412,000
Core Scientific, Inc., Conv., 3.00%, 09/01/2029(c)	4,000,000	7,204,000
Guidewire Software, Inc., Conv., 1.25%, 11/01/2029(c)	7,075,000	8,246,075
Life360, Inc., Conv., 0.00%, 06/01/2030(b)(c)	3,350,000	4,939,156
Mara Holdings, Inc., Conv., 2.13%, 03/01/2029(d)	1,100,000	1,333,214
Nutanix, Inc., Conv., 0.25%, 10/01/2027	5,125,000	7,064,813
Riot Platforms, Inc., Conv., 0.75%, 01/15/2030(c)	1,000,000	1,531,755
Strategy, Inc., Conv., 0.63%, 09/15/2027(d)	7,675,000	14,524,937
TeraWulf, Inc., Conv., 1.00%, 09/01/2031(c)	2,000,000	2,390,000
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	3,725,000	4,097,500
Unity Software, Inc., Conv., 0.00%, 03/15/2030(b)(c)	4,300,000	5,818,438
		61,561,888
Asset Management & Custody Banks–0.28%
WisdomTree, Inc., Conv., 3.25%, 08/15/2029	1,600,000	2,099,200
Automobile Manufacturers–1.80%
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	4,000,000	4,172,657
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029	9,000,000	9,347,625
		13,520,282
Biotechnology–4.04%
Ascendis Pharma A/S (Denmark), Conv., 2.25%, 04/01/2028	2,000,000	2,727,500
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(c)	5,757,000	7,695,670
	Principal Amount	Value
Biotechnology–(continued)
Cytokinetics, Inc., Conv., 1.75%, 10/01/2031(c)	$3,000,000	$3,440,612
Halozyme Therapeutics, Inc., Conv., 1.00%, 08/15/2028	4,000,000	5,630,000
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030	4,075,000	4,845,175
Mirum Pharmaceuticals, Inc., Conv., 4.00%, 05/01/2029	2,500,000	6,016,250
		30,355,207
Broadline Retail–1.51%
Alibaba Group Holding Ltd. (China), Conv., 0.50%, 06/01/2029(d)	5,000,000	9,197,500
Etsy, Inc., Conv., 1.00%, 06/15/2030(c)	2,000,000	2,185,000
		11,382,500
Coal & Consumable Fuels–0.70%
Centrus Energy Corp., Conv., 2.25%, 11/01/2030(c)	1,600,000	5,248,000
Commercial & Residential Mortgage Finance–0.44%
Viking Cruises Ltd., 5.88%, 10/15/2033(c)	3,289,000	3,295,419
Communications Equipment–1.17%
Lumentum Holdings, Inc., Conv., 1.50%, 12/15/2029	3,650,000	8,818,400
Construction & Engineering–1.60%
Fluor Corp., Conv., 1.13%, 08/15/2029	5,500,000	6,539,500
Granite Construction, Inc., Conv., 3.25%, 06/15/2030	3,550,000	5,447,475
		11,986,975
Consumer Finance–0.84%
SoFi Technologies, Inc., Conv., 1.25%, 03/15/2029(c)	1,000,000	2,849,000
Upstart Holdings, Inc., Conv., 2.00%, 10/01/2029(c)	2,500,000	3,495,875
		6,344,875
Diversified Metals & Mining–0.42%
MP Materials Corp., Conv., 3.00%, 03/01/2030(c)	1,000,000	3,188,000
Diversified REITs–0.48%
Digital Realty Trust L.P., Conv., 1.88%, 11/15/2029(c)	3,400,000	3,578,500
Electric Utilities–4.54%
Duke Energy Corp., Conv., 4.13%, 04/15/2026	3,000,000	3,224,250
NextEra Energy Capital Holdings, Inc., Conv., 3.00%, 03/01/2027	6,450,000	7,633,575
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,000,000	6,856,500
Southern Co. (The), Conv., 4.50%, 06/15/2027	11,100,000	12,365,400
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Electric Utilities–(continued)
Vistra Operations Co. LLC, 5.63%, 02/15/2027(c)	$4,000,000	$4,005,427
		34,085,152
Electronic Equipment & Instruments–2.97%
Advanced Energy Industries, Inc., Conv., 2.50%, 09/15/2028	4,000,000	5,558,000
Itron, Inc., Conv., 1.38%, 07/15/2030	3,600,000	4,134,600
Mirion Technologies, Inc., Conv., 0.25%, 06/01/2030(c)	5,500,000	6,788,375
OSI Systems, Inc., Conv., 2.25%, 08/01/2029	4,000,000	5,813,000
		22,293,975
Environmental & Facilities Services–0.40%
Tetra Tech, Inc., Conv., 2.25%, 08/15/2028	2,750,000	2,980,313
Financial Exchanges & Data–1.14%
Coinbase Global, Inc., Conv., 0.25%, 04/01/2030	6,800,000	8,562,900
Food Distributors–0.19%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028	1,000,000	1,448,000
Gas Utilities–0.44%
UGI Corp., Conv., 5.00%, 06/01/2028	2,600,000	3,329,746
Health Care Equipment–1.35%
Integer Holdings Corp., Conv., 2.13%, 02/15/2028	3,000,000	3,925,500
iRhythm Technologies, Inc., Conv., 1.50%, 09/01/2029	3,475,000	4,785,075
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028	1,000,000	1,423,350
		10,133,925
Health Care REITs–2.19%
Welltower OP LLC, Conv., 3.13%, 07/15/2029(c)	11,175,000	16,438,425
Health Care Services–0.88%
Guardant Health, Inc., Conv., 1.25%, 02/15/2031	3,250,000	4,239,677
Hims & Hers Health, Inc., Conv., 0.00%, 05/15/2030(b)(c)	2,100,000	2,367,750
		6,607,427
Health Care Supplies–0.54%
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(c)	3,500,000	4,075,750
Heavy Electrical Equipment–0.96%
Bloom Energy Corp., Conv., 3.00%, 06/01/2029	1,750,000	7,231,000
Homefurnishing Retail–0.83%
Wayfair, Inc., Conv., 3.50%, 11/15/2028	3,000,000	6,228,000
Principal Amount		Value
Hotels, Resorts & Cruise Lines–1.62%
Carnival Corp.,
Conv., 5.75%, 12/01/2027	$1,000,000	$2,235,935
7.00%, 08/15/2029(c)	4,000,000	4,214,360
Trip.com Group Ltd. (China), Conv., 0.75%, 06/15/2027(d)	4,500,000	5,757,750
		12,208,045
Housewares & Specialties–0.53%
Newell Brands, Inc., 6.38%, 05/15/2030	4,000,000	3,973,178
Industrial Machinery & Supplies & Components–0.39%
JBT Marel Corp., Conv., 0.38%, 09/15/2030(c)	3,000,000	2,922,000
Interactive Media & Services–2.01%
Match Group Holdings II LLC, 5.00%, 12/15/2027(c)	3,500,000	3,492,988
Snap, Inc.,
Conv., 0.50%, 05/01/2030	2,300,000	1,978,000
6.88%, 03/01/2033(c)	9,400,000	9,618,114
		15,089,102
Internet Services & Infrastructure–5.26%
Akamai Technologies, Inc., Conv., 0.25%, 05/15/2031(c)(d)	4,550,000	4,577,300
Cloudflare, Inc., Conv., 0.00%, 06/15/2030(b)(c)	10,550,000	12,005,900
DigitalOcean Holdings, Inc., Conv., 0.00%, 08/15/2030(b)(c)	5,100,000	5,696,093
Snowflake, Inc., Conv., 0.00%, 10/01/2029(b)	9,250,000	14,498,219
Wix.com Ltd. (Israel), Conv., 0.00%, 09/15/2030(b)(c)	2,500,000	2,736,250
		39,513,762
Investment Banking & Brokerage–0.88%
Galaxy Digital Holdings L.P., Conv., 2.50%, 12/01/2029(c)	4,000,000	6,579,110
Leisure Products–0.45%
Peloton Interactive, Inc., Conv., 5.50%, 12/01/2029	1,500,000	3,361,500
Life Sciences Tools & Services–0.84%
Tempus AI, Inc., Conv., 0.75%, 07/15/2030(c)	5,000,000	6,287,500
Marine Transportation–1.17%
NCL Corp. Ltd.,
Conv., 0.88%, 04/15/2030(c)	5,500,000	6,500,312
6.75%, 02/01/2032(c)	2,204,000	2,268,041
		8,768,353
Mortgage REITs–0.56%
Starwood Property Trust, Inc., Conv., 6.75%, 07/15/2027	4,000,000	4,243,000
Movies & Entertainment–2.28%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	5,000,000	6,642,500
Live Nation Entertainment, Inc., Conv., 3.13%, 01/15/2029	6,500,000	10,501,466
		17,143,966
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Multi-Utilities–1.83%
CenterPoint Energy, Inc., Conv., 4.25%, 08/15/2026	$5,500,000	$6,118,750
CMS Energy Corp., Conv., 3.38%, 05/01/2028	2,500,000	2,743,750
WEC Energy Group, Inc., Conv., 4.38%, 06/01/2029	4,000,000	4,916,000
		13,778,500
Office REITs–0.38%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(c)	2,838,000	2,840,838
Oil & Gas Refining & Marketing–0.52%
Sunoco L.P., 7.00%, 05/01/2029(c)	3,750,000	3,885,510
Oil & Gas Storage & Transportation–0.34%
Golar LNG Ltd. (Cameroon), Conv., 2.75%, 12/15/2030(c)	2,500,000	2,534,375
Packaged Foods & Meats–1.22%
Freshpet, Inc., Conv., 3.00%, 04/01/2028	2,000,000	2,253,000
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	6,150,000	6,915,675
		9,168,675
Passenger Airlines–0.64%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	2,700,000	2,712,353
JetBlue Airways Corp., Conv., 2.50%, 09/01/2029	2,000,000	2,075,000
		4,787,353
Passenger Ground Transportation–3.25%
Lyft, Inc., Conv., 0.00%, 09/15/2030(b)(c)	3,000,000	3,634,500
Uber Technologies, Inc.,
Conv., 0.00%, 05/15/2028(b)(c)	4,000,000	4,258,000
Series 2028, Conv., 0.88%, 12/01/2028	11,225,000	16,528,812
		24,421,312
Pharmaceuticals–0.38%
Ligand Pharmaceuticals, Inc., Conv., 0.75%, 10/01/2030(c)	2,500,000	2,823,259
Research & Consulting Services–0.81%
Planet Labs PBC, Conv., 0.50%, 10/15/2030(c)	4,500,000	6,086,250
Restaurants–1.44%
DoorDash, Inc., Conv., 0.00%, 05/15/2030(b)(c)	9,500,000	10,820,500
Semiconductor Materials & Equipment–0.40%
Nova Ltd. (Israel), Conv., 0.00%, 09/15/2030(b)(c)	2,500,000	3,011,610
Semiconductors–0.88%
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(b)	4,050,000	4,619,025
Synaptics, Inc., Conv., 0.75%, 12/01/2031(c)	2,000,000	1,974,000
		6,593,025
Principal Amount		Value
Steel–0.56%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	$4,000,000	$4,174,413
Systems Software–1.57%
Commvault Systems, Inc., Conv., 0.00%, 09/15/2030(b)(c)	2,500,000	2,586,250
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(c)	4,441,000	5,173,765
Rubrik, Inc., Conv., 0.00%, 06/15/2030(b)(c)	4,000,000	4,056,000
		11,816,015
Technology Hardware, Storage & Peripherals–2.14%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	2,000,000	5,763,750
Super Micro Computer, Inc., Conv., 0.00%, 06/15/2030(b)(c)	5,000,000	5,530,000
Western Digital Corp., Conv., 3.00%, 11/15/2028	1,500,000	4,815,000
		16,108,750
Trading Companies & Distributors–0.43%
Air Lease Corp., Series D, 6.00%(e)(f)	3,318,000	3,225,311
Transaction & Payment Processing Services–1.74%
Affirm Holdings, Inc., Conv., 0.75%, 12/15/2029(c)	6,000,000	6,531,000
Block, Inc., 6.50%, 05/15/2032	6,300,000	6,525,483
		13,056,483
Total U.S. Dollar Denominated Bonds & Notes (Cost $482,902,201)		568,798,874
Shares
Preferred Stocks–20.74%
Aerospace & Defense–3.40%
Boeing Co. (The), 6.00%, Conv. Pfd.	367,000	25,532,190
Application Software–0.87%
Strategy, Inc., 8.00%, Conv. Pfd.	71,000	6,510,700
Asset Management & Custody Banks–1.80%
Ares Management Corp., 6.75%, Series B, Conv. Pfd.	135,000	6,708,150
KKR & Co., Inc., 6.25%, Series D, Conv. Pfd.	130,000	6,805,500
		13,513,650
Diversified Banks–6.05%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,300	24,704,000
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	16,800	20,736,072
		45,440,072
Diversified Financial Services–1.38%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	147,800	10,387,384
Electric Utilities–2.05%
NextEra Energy, Inc., 7.30%, Conv. Pfd.	197,000	9,824,390
PG&E Corp., 6.00%, Series A, Conv. Pfd.	142,300	5,603,774
		15,428,164
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Shares		Value
Health Care Services–0.24%
BrightSpring Health Services, Inc., 6.75%, Conv. Pfd.	18,000	$1,819,620
Life Sciences Tools & Services–0.43%
Bruker Corp., 6.38%, Conv. Pfd.	12,000	3,261,600
Semiconductors–1.12%
Microchip Technology, Inc., 7.50%, Conv. Pfd.	142,000	8,382,260
Specialty Chemicals–0.64%
Albemarle Corp., 7.25%, Conv. Pfd.	127,800	4,841,064
Technology Hardware, Storage & Peripherals–1.17%
Hewlett Packard Enterprise Co., 7.63%, Conv. Pfd.	130,000	8,827,000
Trading Companies & Distributors–0.81%
QXO, Inc., 5.50%, Conv. Pfd.	110,000	6,048,900
Transaction & Payment Processing Services–0.78%
Shift4 Payments, Inc., 6.00%, Conv. Pfd.	61,400	5,825,018
Total Preferred Stocks (Cost $141,581,529)		155,817,622
Shares		Value

Exchange-Traded Funds–0.25%
Invesco High Yield Bond Factor ETF (Cost $1,873,310)(g)	83,000	$1,892,815
Money Market Funds–2.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(g)(h)	6,007,734	6,007,734
Invesco Treasury Portfolio, Institutional Class, 3.99%(g)(h)	11,151,793	11,151,793
Total Money Market Funds (Cost $17,159,527)		17,159,527

Options Purchased–1.63%
(Cost $13,498,790)(i)		12,250,594
TOTAL INVESTMENTS IN SECURITIES–100.62% (Cost $657,015,357)		755,919,432
OTHER ASSETS LESS LIABILITIES—(0.62)%		(4,693,064)
NET ASSETS–100.00%		$751,226,368
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Zero coupon bond issued at a discount.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $250,470,968, which represented 33.34% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$1,873,310	$-	$19,505	$-	$1,892,815	$10,584
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,028,319	84,276,769	(83,297,354)	-	-	6,007,734	292,848
Invesco Treasury Portfolio, Institutional Class	9,332,880	156,514,000	(154,695,087)	-	-	11,151,793	539,547
Total	$14,361,199	$242,664,079	$(237,992,441)	$19,505	$-	$19,052,342	$842,979

(h)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(i)	The table below details options purchased.

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Axon Enterprise, Inc.	Call	03/20/2026	90	USD	650.00	USD	5,850,000	$1,221,604
Carnival Corp.	Call	03/20/2026	1,900	USD	29.00	USD	5,510,000	636,500
Invesco QQQ Trust, Series 1	Call	12/31/2025	568	USD	610.00	USD	34,648,000	1,109,020
MP Materials Corp.	Call	04/17/2026	990	USD	70.00	USD	6,930,000	1,400,850
Palo Alto Networks, Inc.	Call	05/15/2026	385	USD	210.00	USD	8,085,000	816,200
Seagate Technology Holdings Public Limited Company	Call	03/20/2026	665	USD	210.00	USD	13,965,000	3,228,575
SoFi Technologies, Inc.	Call	04/17/2026	1,100	USD	26.00	USD	2,860,000	610,500
Western Digital Corp.	Call	06/18/2026	685	USD	105.00	USD	7,192,500	2,058,425
Total Exchange-Traded Equity Options Purchased								$11,081,674

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	12/31/2025	68	USD	6,755.00	USD	45,934,000	$1,168,920

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$568,798,874	$—	$568,798,874
Preferred Stocks	155,817,622	—	—	155,817,622
Exchange-Traded Funds	1,892,815	—	—	1,892,815
Money Market Funds	17,159,527	—	—	17,159,527
Options Purchased	12,250,594	—	—	12,250,594
Total Investments	$187,120,558	$568,798,874	$—	$755,919,432
Invesco Convertible Securities Fund